Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of table presents the company’s future minimum purchase commitments
Year ending December 31,	Contractual commitments
2023	3,309,184
2024	3,627,551
2025	18,368
6,955,103